Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net
Schedule of property and equipment, net

	As of December 31,
	2023	2024
	RMB	RMB
Buildings	21,731,960	24,774,679
Machinery and equipment	8,861,939	10,006,532
Leasehold improvements	1,085,101	1,173,822
Vehicles	5,642,905	5,544,713
Furniture, office and electric equipment	922,797	1,030,877
Construction in progress	4,929,745	4,649,302
Total	43,174,447	47,179,925
Accumulated depreciation	(10,916,806)	(13,236,644)
Impairment	(76,616)	(27,915)
Property and equipment, net	32,181,025	33,915,366